Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	May 31, 2013 Agreement	May 31, 2012	May 31, 2011
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued	156,695,987	158,379,387
Common stock shares outstanding	156,695,987	158,379,387
Renewal of trade mark registration	10 years
Trademarks for a license fee	License fee equal to 5% of the licensee's monthly revenues
Term of license	2 years
Number of new equity pledged agreements	5
Percentage of revenue from VIE as percentage of consolidated revenues	99.00%	97.20%	97.20%
Percentage of assets from VIE as percentage of consolidated assets	65.50%	60.40%
Percentage of liabilities from VIE as percentage of consolidated liabilities	94.40%	85.20%
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Beneficial Shareholders [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	16.44%
American Depositary Shares [Member]
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued	156,695,987
Common stock shares outstanding	156,695,987
Previous conversion ratio	0.25
Current conversion ratio	1
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	1.00%
Equity interest of Century Friendship prior to the transfer	20.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Equity interest of Century Friendship prior to the transfer	50.00%